Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2018
Trade and other receivables [abstract]
Schedule of trade and other receivables

Group’s trade and other receivables as of June 30, 2018 and 2017 were as follows:

	Total as of June 30, 2018	Total as of June 30, 2017
Sale, leases and services receivables	15,728	16,127
Less: Allowance for doubtful accounts	(805)	(312)
Total trade receivables	14,923	15,815
Prepaid expenses	3,734	2,532
Borrowings, deposits and other debit balances	2,289	2,378
Advances to suppliers	733	825
Tax credits	355	216
Others	1,055	472
Total other receivables	8,166	6,423
Total trade and other receivables	23,089	22,238
Non-current	8,142	4,974
Current	14,947	17,264
Total	23,089	22,238

Schedule of allowance for doubtful accounts

Movements on the Group’s allowance for doubtful accounts were as follows:

	June 30, 2018	June 30, 2017
Beginning of the year	312	173
Additions (i)	315	234
Recoveries	(28)	(11)
Cumulative translation adjustment	622	182
Deconsolidation (see Note 4.G.)	(142)	-
Used during the year	(274)	(266)
End of the year	805	312

(i)	The creation and release of the provision for impaired receivables have been included in “Selling expenses” in the Statements of Income (Note 23).

Schedule of an aging analysis of past due unimpaired and impaired receivables

Due to the distinct characteristics of each type of receivables, an aging analysis of past due unimpaired and impaired receivables is shown by type and class, as of June 30, 2018 and 2017 (a column of non-past due receivables is also included so that the totals can be reconciled with the amounts appearing on the Statement of Financial Position):

	Past due
	Up to 3 months	From 3 to 6 months	Over 6 months	Non-past due	Impaired	Total	% of representation	Additions / (reversals) for doubtful accounts
Leases and services	280	42	92	1,094	200	1,708	10.86%	(79)
Hotel services	782	-	237	68	502	1,589	10.10%	-
Consumer financing	-	-	-	-	16	16	0.10%	-
Sale of properties and developments	10	1	25	7	-	43	0.27%	-
Sale of communication equipment	-	-	-	5,184	-	5,184	32.96%	-
Telecommunication services	-	-	-	7,101	87	7,188	45.70%	(190)
Total as of June 30, 2018	1,072	43	354	13,454	805	15,728	100%	(269)

Leases and services	104	26	66	946	145	1,287	7.98%	(40)
Hotel services	1	-	-	61	1	63	0.39%	-
Consumer financing	-	-	-	-	16	16	0.10%	-
Sale of properties and developments	17	2	2	8	32	61	0.38%	-
Sale of communication equipment	-	-	2,156	2,719	-	4,875	30.23%	(168)
Telecommunication services	482	-	110	2,805	86	3,483	21.60%	-
Sale of products (supermarkets)	38	-	-	6,228	76	6,342	39.33%	-
Total as of June 30, 2017	642	28	2,334	12,767	356	16,127	100%	(208)